Expense by nature (Tables)	3 Months Ended
Mar. 31, 2026
Expense By Nature
Schedule of expense by nature

	As of March 31	As of March 31
	2026	2025
	USD	USD

Advertisement publishing cost	5,858,651	11,912,934
Software technology cost	582,000	2,706,482
Other service cost	399,763	118,689
Cost of providing services	6,840,414	14,738,105

Staff cost	133,372	88,054
Research and Development	78,969	62,086
Lease Expense	39,975	41,637
Professional fees	31,766	-
Promotion cost	-	1,867
Office expense	617	1,463
Others	2,591	3,726
General and administrative expenses	287,290	198,833